BUSINESS COMBINATIONS (Details) In Thousands, except Share data, unless otherwise specified						0 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 06, 2012 Trade Lead CNY	Dec. 31, 2012 Trade Lead CNY	Jan. 06, 2012 Trade Lead CNY	Jan. 06, 2012 Trade Lead Sales backlog	Jan. 06, 2012 Trade Lead Sales backlog CNY	Jan. 06, 2012 Trade Lead TV episodes library	Jan. 06, 2012 Trade Lead TV episodes library CNY	Jan. 06, 2012 Trade Lead Settlement Of Preexisting Relationship CNY	Jan. 06, 2012 Trade Lead Class A ordinary shares
BUSINESS COMBINATIONS
Percentage of equity interest acquired								95.00%
Total purchase price						112,936
Cash consideration						78,869
Number of Class A ordinary shares previously held in escrow issued or issuable														6,202,179
Effective settlement of amounts payable by Youku to Trade Lead and Tianshi						47,071
Ownership interest (as a percent)								5.00%
Acquisition-date fair value of the equity interest held before acquisition						5,051
Net gain arising from the re-measurement of the existing carrying value of investment to fair value						3,344
Gain or loss recognized from the effective settlement of pre-existing relationships													0
Aggregate fair values of the assets acquired and liabilities assumed
Cash and cash equivalents								53,091
Tangible assets acquired								88,888
Intangible assets								6,391		5,821		570
Goodwill	687,001	4,262,569	687,001	4,262,569	4,255,570			73,688
Liabilities assumed								(56,194)
Deferred tax liabilities								(806)
Total consideration								165,058
Amount of goodwill expected to be deductible for income tax purposes								0
Estimated average useful life									1 year		1 year
Acquisition related costs							1,140